UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    ________


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS





ROBECO-SAGE TRITON FUND, L.L.C.


Quarterly Report (unaudited)

June 30, 2006

                                               Robeco-Sage Triton Fund, L.L.C.

                                             Schedule of Investments (unaudited)

                                                        June 30, 2006

                                                                                               %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                     COST          VALUE         CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                            $ 1,360,000    $ 1,724,754        3.06%     Quarterly
Amici Fund International, Ltd.                                   1,110,000      1,403,289        2.49%     Quarterly
Beacon International Fund, Ltd.                                  1,160,000      1,381,019        2.45%     Quarterly
Cantillon World, Ltd.                                              500,000        703,451        1.25%      Monthly
Clovis Capital Partners (Cayman), Ltd.                           1,260,000      1,522,846        2.71%     Quarterly
Criterion Capital Partners, Ltd.                                 1,350,000      1,608,018        2.86%      Monthly
Delta Offshore, Ltd.                                             1,000,000      1,465,404        2.60%      Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                     1,000,000      1,132,501        2.01%     Quarterly
Highline Capital International, Ltd.                             1,450,000      1,690,193        3.00%     Quarterly
Ivory Offshore Flagship Fund, L.P.                               1,260,000      1,663,916        2.95%     Quarterly
Liberty Square Offshore Partners, Ltd.                           1,350,000      1,493,197        2.65%     Quarterly
North Run Offshore Partners, Ltd.                                1,000,000      1,112,675        1.98%     Quarterly
Phinity Offshore Fund, Ltd.                                      1,160,000      1,345,531        2.39%     Quarterly
Rosehill Japan Fund, Ltd.                                        1,500,065      1,492,726        2.65%     Quarterly
Savannah-Baltimore Offshore, Ltd.                                1,550,000      1,699,221        3.02%     Quarterly
Stadia Capital Limited                                           1,200,000      1,326,994        2.36%     Quarterly
Tracer Capital Offshore Fund, Ltd.                               1,600,000      1,813,299        3.22%     Quarterly
                                                               ----------------------------------------
           TOTAL LONG/SHORT EQUITY                              20,810,065     24,579,034       43.65%
                                                               ----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                        750,000      1,044,132        1.85%     Quarterly
Centaurus Alpha Fund, Ltd.                                       1,150,000      1,290,625        2.29%      Monthly
CSO, Ltd.                                                        1,250,000      1,406,710        2.50%     Quarterly
Elliott International, Ltd.                                      1,500,000      1,742,587        3.09%     Quarterly
Eton Park Overseas Fund, Ltd.                                    1,000,000      1,196,679        2.13%      Annually
Fir Tree International Value Fund, Ltd.                          1,010,000      1,231,140        2.19%     Bi-Annually
Magnetar Capital Fund, Ltd.                                      1,500,000      1,490,050        2.65%    Semi-Annually
Perry Partners International, Inc.                                 660,000        958,114        1.70%      Annually
                                                               ----------------------------------------
           TOTAL EVENT DRIVEN                                    8,820,000     10,360,037       18.40%
                                                               ----------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                  1,600,000      1,965,429        3.49%     Bi-Annually
Redbrick Capital Offshore, Ltd.                                  1,000,000      1,172,384        2.08%     Quarterly
Tempo Fund, Ltd.                                                 1,400,000      1,526,359        2.71%     Quarterly
                                                               ----------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                   4,000,000      4,664,172        8.28%
                                                               ----------------------------------------

                                         Robeco-Sage Triton Fund, L.L.C.

                                 Schedule of Investments (continued) (unaudited)

                                                  June 30, 2006

                                                                                               %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                     COST          VALUE         CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------

DISTRESSED:
Greywolf Capital Overseas Fund                                 $ 1,000,000    $ 1,320,690        2.35%      Annually
KBC Return Enhancement Fund                                         33,412         28,150        0.05%       Monthly
Redwood Offshore Fund, Ltd.                                        660,000      1,110,968        1.97%     Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited               1,100,000      1,249,820        2.22%      Quarterly
                                                               ----------------------------------------
           TOTAL DISTRESSED                                      2,793,412      3,709,628        6.59%
                                                               ----------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, Ltd.           1,000,000      1,229,553        2.19%      Quarterly
The Drake Absolute Return Fund, Ltd.                               500,000        733,214        1.30%      Quarterly
Peloton Multi-Strategy Fund                                      1,500,000      1,628,829        2.89%      Quarterly
                                                               ----------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                     3,000,000      3,591,596        6.38%
                                                               ----------------------------------------
STRUCTURED CREDIT:
D.B. Zwirn Special Opportunities Fund, Ltd.                      $ 810,000    $ 1,033,599        1.84%     Bi-Annually
Dune Capital International, Ltd.                                 1,250,000      1,358,649        2.41%      Annually
Petra Offshore Fund L.P.                                         1,000,000      1,046,452        1.86%      Quarterly
                                                               ----------------------------------------
           TOTAL STRUCTURED CREDIT                               3,060,000      3,438,700        6.11%
                                                               ----------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II, Ltd.                   660,000        734,700        1.30%      Quarterly
Bridgewater Pure Alpha Trading Company, Ltd.                     1,165,865      1,227,611        2.18%       Monthly
The Grossman Global Macro Hedge Fund, Ltd.                         450,000        348,461        0.62%       Monthly
Wexford Offshore Spectrum Fund                                     518,775        901,311        1.60%      Quarterly
                                                               ----------------------------------------
           TOTAL MACRO                                           2,794,640      3,212,083        5.70%
                                                               ----------------------------------------

                                        Robeco-Sage Triton Fund, L.L.C.

                                Schedule of Investments (concluded) (unaudited)

                                                 June 30, 2006

                                                                                               %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                     COST          VALUE         CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited  $ 1,110,000    $ 1,322,525        2.35%      Monthly
                                                               ----------------------------------------
CONVERTIBLE ARBITRAGE:
Aristeia International Limited                                     660,000        774,842        1.38%     Quarterly
                                                               ----------------------------------------
           TOTAL PORTFOLIO FUNDS                               $47,048,117    $55,652,617       98.84%
                                                               ========================================

*Percentages are based on Members' Capital of $56,308,580.

At June 30, 2006, the aggregate cost of investments for tax purposes was $47,048,117. Net unrealized appreciation on investments for tax purposes was $8,604,500 consisting of $8,728,590 of gross unrealized appreciation and $(124,090) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.84% of Members' Capital, have been fair valued.






For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             --------------------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             --------------------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: August 29, 2006


By (Signature and Title)*                    /s/ Roland Toppen
                                             --------------------------------
                                             Roland Toppen
                                             Chief Financial Officer

Date: August 29, 2006

* Print the name and title of each signing officer under his or her signature.